NOTES PAYABLE - Annual aggregate maturities of notes payable (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
NOTES PAYABLE
2025	¥ 6,805,654
2026	773,685
2027	1,816,615
2028	130,976
2029	131,349
Thereafter	1,755,053
Total notes payable	¥ 11,413,332	¥ 11,144,454